Advisors Disciplined Trust 834

     The Prospectus and the Trust Agreement filed with Amendment No. 2 to the Registration Statement on Form S-6 have been revised to reflect information regarding the execution of the Trust Agreement and the deposit of Securities on April 4, 2012 and to set forth certain statistical data based thereon. In addition, there are a number of other changes described below.


                                 THE PROSPECTUS

COVER PAGE.    The series numbers and date of the prospectus have been revised.

PAGE 2. The strategy selection dates under "Principal Investment Strategy" have been finalized. The "Principal Risks" have been updated to reflect a concentration in securities issued by consumer products and services companies.

PAGE 3. The "Essential Information" and the "Fees and Expenses" table have been completed.

PAGES 4-7.     The "Portfolio" and notes thereto have been completed.

PAGES 20-22.   Amounts in the table under "Hypothetical Performance Information"
               been finalized and disclosure has been updated in accordance with comments from the staff of the Commission.

PAGE 31. The Report of Independent Registered Public Accounting Firm and the Statement of Financial Condition have been completed.

BACK COVER.    The series numbers, date of the prospectus and file number have been completed.


                               THE TRUST AGREEMENT

The Trust Agreement has been conformed to reflect the execution thereof.



                              CHAPMAN AND CUTLER LLP

April 4, 2012









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